Noncontrolling Interests (Details)	Apr. 19, 2023
Growth Ring [Member]
Noncontrolling Interests [Line Items]
Percentage of equity interest	60.00%
Brightech (BRD) Ltd. [Member]
Noncontrolling Interests [Line Items]
Percentage of equity interest	40.00%